Related Party Transactions - Details Of Significant Profit Or Loss Arising From Transactions With Related Parties (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Balhae Infrastructure Company
Related party transactions [abstract]
Fee and commission income		₩ 5,101	₩ 5,194	₩ 5,689
Outstanding balances for related party transactions [abstract]
Other assets		1,304	1,306
Incheon Bridge Co., Ltd.
Related party transactions [abstract]
Interest income		10,420	7,516	4,069
Interest expense		979	517	158
Fee and commission income		28	23	22
Fee and commission expense		7	6	6
Insurance income		219	212	230
Gains on financial instruments at fair value through profit or loss		334	0	0
Losses on financial instruments at fair value through profit or loss		0	4,434	1,374
Reversal of credit losses		0	28	444
Provision for credit losses		54	9	1
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		33,282	32,948
Loans measured at amortized cost (gross amount)		80,512	95,211
Allowances for credit losses		38	12
Other assets		528	615
Deposits		40,992	48,639
Provisions		45	18
Insurance liabilities		87	89
Other liabilities		504	446
Jungdo Co., Ltd.
Outstanding balances for related party transactions [abstract]
Deposits		4	4
KB GwS Private Securities Investment Trust
Related party transactions [abstract]
Fee and commission income		₩ 0	0	146
Outstanding balances for related party transactions [abstract]
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2023.
Korea Credit Bureau Co., Ltd.
Related party transactions [abstract]
Interest expense		₩ 1	1	6
Fee and commission income		776	649	910
Fee and commission expense		8,444	3,973	4,256
Insurance income		3	4	4
Other operating expenses		15	15	11
Provision for credit losses		1	0	0
Outstanding balances for related party transactions [abstract]
Loans measured at amortized cost (gross amount)		37	38
Deposits		17,003	27,889
Provisions		2	2
Insurance liabilities		₩ 1	1
Description of transactions with related party		the Group recognized ￦ 58,304 million in non-operating income for the year ended December 31, 2023, which was confirmed in the lawsuit for damage against Korea Credit Bureau Co., Ltd.
KB Star Office Private Real Estate Master Fund No. 1
Related party transactions [abstract]
Interest income		₩ 0	0	370
Interest expense		0	2	5
Fee and commission income		₩ 0	276	435
Outstanding balances for related party transactions [abstract]
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2023.
Kendai Co.,Ltd.
Related party transactions [abstract]
Other non-operating expense		₩ 0	3	0
Taeyoungjungkong Co., Ltd
Related party transactions [abstract]
Interest income		2	0	0
Aju Good Technology Venture Fund
Related party transactions [abstract]
Interest expense		111	108	27
Outstanding balances for related party transactions [abstract]
Deposits		1,202	7,222
Other liabilities		1	73
KG Capital Co., Ltd.
Related party transactions [abstract]
Interest income		293	889	941
Fee and commission income		18	47	88
Fee and commission expense		1	10	15
Insurance income		13	43	42
Other operating income		0	487	710
Other operating expenses		11	32	64
Reversal of credit losses		55	0	11
Provision for credit losses		0	9	0
Outstanding balances for related party transactions [abstract]
Loans measured at amortized cost (gross amount)	[1]	0	40,040
Allowances for credit losses	[1]	0	55
Other assets	[1]	0	63
Deposits	[1]	0	10
Insurance liabilities	[1]	0	14
Other liabilities	[1]	₩ 0	5
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2023, therefore, the remaining outstanding balances with those entities are not disclosed.
Star-Lord General Investors Private Real Estate Investment Company No.10
Related party transactions [abstract]
Interest income		₩ 5,934	3,098	0
Interest expense		543	413	0
Fee and commission income		20	0	0
Insurance income		137	97	0
Provision for credit losses		4	1	0
General and administrative expenses		9,720	5,562	0
Outstanding balances for related party transactions [abstract]
Loans measured at amortized cost (gross amount)		149,590	149,294
Allowances for credit losses		5	1
Other assets		8,689	8,591
Insurance liabilities		44	46
Other liabilities		8,245	14,227
Property and equipment		5,615	9,915
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund
Related party transactions [abstract]
Interest expense		4	6	17
Fee and commission income		209	423	514
Outstanding balances for related party transactions [abstract]
Deposits		0	1,526
Other liabilities		₩ 0	1
KG Capital Co., Ltd
Outstanding balances for related party transactions [abstract]
Description of transactions with related party		the Group purchased installment financial assets, etc. from KG Capital Co., Ltd. amounting to ￦ 486,586 million and ￦ 373,044 million for the years ended December 31, 2022 and 2023, respectively.
Food Factory Co., Ltd.
Related party transactions [abstract]
Interest income		₩ 62	80	70
Interest expense		1	6	5
Fee and commission income		0	1	0
Fee and commission expense		0	0	2
Insurance income		9	10	9
Gains on financial instruments at fair value through profit or loss		43	33	0
Losses on financial instruments at fair value through profit or loss		0	0	1
Reversal of credit losses		2	1	6
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		738	696
Loans measured at amortized cost (gross amount)		2,137	3,345
Allowances for credit losses		2	4
Other assets		5	4
Deposits		629	664
Insurance liabilities		2	8
Other liabilities		1	1
KB Pre IPO Secondary Venture Fund No.1
Related party transactions [abstract]
Interest expense		0	0	1
Fee and commission income		0	1,204	110
Acts Co., Ltd.
Related party transactions [abstract]
Insurance income		₩ 0	2	1
Outstanding balances for related party transactions [abstract]
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2023.
Dongjo Co., Ltd.
Related party transactions [abstract]
Interest income		₩ 36	9	0
Insurance income		0	0	1
POSCO-KB Shipbuilding Fund
Related party transactions [abstract]
Fee and commission income		(99)	177	213
Outstanding balances for related party transactions [abstract]
Other assets		678	177
Dae-A Leisure Co., Ltd.
Related party transactions [abstract]
Interest expense		0	0	2
Outstanding balances for related party transactions [abstract]
Deposits		150	154
Paycoms Co., Ltd.
Related party transactions [abstract]
Interest income		154	7	10
Gains on financial instruments at fair value through profit or loss		0	39	42
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss	[1]	0	1,172
Deposits	[1]	₩ 0	1
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2023, therefore, the remaining outstanding balances with those entities are not disclosed.
Big Dipper Co., Ltd.
Related party transactions [abstract]
Interest expense		₩ 0	1	0
Fee and commission expense		266	393	655
Outstanding balances for related party transactions [abstract]
Loans measured at amortized cost (gross amount)		14	18
Deposits		40	19
Other liabilities		8	0
KB-KDBC Pre-IPO New Technology Business Investment Fund
Related party transactions [abstract]
Interest expense		0	1	1
Fee and commission income		0	129	190
Outstanding balances for related party transactions [abstract]
Deposits		46	317
KB-TS Technology Venture Private Equity Fund
Related party transactions [abstract]
Fee and commission income		324	185	285
KB-SJ Tourism Venture Fund
Related party transactions [abstract]
Fee and commission income		312	209	279
Banksalad Co., Ltd.
Related party transactions [abstract]
Fee and commission income		37	36	36
Fee and commission expense		11	17	48
Gains on financial instruments at fair value through profit or loss		0	0	613
Losses on financial instruments at fair value through profit or loss		0	0	663
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		9,148	10,470
Iwon Alloy Co., Ltd.
Related party transactions [abstract]
Insurance income		1	1	0
Outstanding balances for related party transactions [abstract]
Deposits		1	1
Insurance liabilities		0	1
Computerlife Co
Outstanding balances for related party transactions [abstract]
Deposits		0	3
Bioprotect Ltd.
Related party transactions [abstract]
Gains on financial instruments at fair value through profit or loss		0	0	293
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		4,474	3,802
RMGP Bio-Pharma Investment Fund, L.P.
Related party transactions [abstract]
Fee and commission income		40	43	38
Gains on financial instruments at fair value through profit or loss		0	0	531
Losses on financial instruments at fair value through profit or loss		0	0	2,373
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		5,938	6,384
Other liabilities		62	36
RMGP Bio-Pharma Investment, L.P.
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		20	17
KB-MDI Centauri Fund L.P.
Related party transactions [abstract]
Fee and commission income		491	487	401
Gains on financial instruments at fair value through profit or loss		0	0	551
Losses on financial instruments at fair value through profit or loss		0	0	284
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		18,993	17,471
Other assets		221	470
Checkmate Therapeutics Inc.
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		3,200	3,200
Insurance liabilities		0	3
G1 Playground Co., Ltd.
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		0	1,000
Hibiscus Fund L.P.
Related party transactions [abstract]
Fee and commission income		928	524	372
Gains on financial instruments at fair value through profit or loss		0	0	113
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		12,915	10,221
Other assets		258	0
Other liabilities		0	257
RMG-KB BioAccess Fund L.P.
Related party transactions [abstract]
Fee and commission income		326	325	57
Gains on financial instruments at fair value through profit or loss		0	0	5
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		5,036	2,753
RMG-KB BP Management Ltd.
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		174	77
Spoon Radio Co., Ltd
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		19,506	0
Neuroptika Inc.
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		5,879	0
Bitgoeul Cheomdan Green 1st Co., Ltd.
Outstanding balances for related party transactions [abstract]
Deposits		833	0
S&E Bio Co., Ltd.
Related party transactions [abstract]
Interest expense		43	2	1
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		4,000	4,000
Loans measured at amortized cost (gross amount)		13	10
Deposits		2,342	6,419
Other liabilities		13	0
Contents First Inc.
Related party transactions [abstract]
Interest income		346	128	0
Interest expense		73	34	83
Fee and commission income		2	1	0
Provision for credit losses		8	1	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		7,277	7,277
Loans measured at amortized cost (gross amount)		10,365	10,017
Allowances for credit losses		7	1
Other assets		4	2
Deposits		1,072	5,010
Provisions		1	0
Other liabilities		6	21
December & Company Inc.
Related party transactions [abstract]
Insurance income		187	174	109
Outstanding balances for related party transactions [abstract]
Deposits	[1]	0	1
Insurance liabilities	[1]	₩ 0	9
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2023, therefore, the remaining outstanding balances with those entities are not disclosed.
GENINUS Inc.
Related party transactions [abstract]
Interest expense		₩ 0	12	29
Gains on financial instruments at fair value through profit or loss		0	0	4,009
Provision for credit losses		₩ 0	0	6
Outstanding balances for related party transactions [abstract]
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2023.
Pin Therapeutics Inc.
Related party transactions [abstract]
Interest expense		₩ 101	110	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		5,000	5,000
Loans measured at amortized cost (gross amount)		11	13
Deposits		265	6,033
Other liabilities		0	18
IMBiologics Corp.
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		7,000	5,000
Loans measured at amortized cost (gross amount)		5	4
Wyatt Co., Ltd.
Related party transactions [abstract]
Insurance income		102	142	87
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		6,000	6,000
Deposits		1	1
Insurance liabilities		73	75
Skydigital Inc.
Related party transactions [abstract]
Fee and commission income		3	3	3
Outstanding balances for related party transactions [abstract]
Deposits		65	10
Il-Kwang Electronic Materials Co., Ltd
Related party transactions [abstract]
Other non-operating expense		0	1	0
KB No. 17 Special Purpose Acquisition Company
Related party transactions [abstract]
Interest expense		0	1	14
Losses on financial instruments at fair value through profit or loss		₩ 0	0	1,388
Outstanding balances for related party transactions [abstract]
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2023.
SO-MYUNG Recycling Co., Ltd.
Related party transactions [abstract]
Other non-operating expense		₩ 0	2	0
KB No.18 Special Purpose Acquisition Company
Related party transactions [abstract]
Interest expense		0	5	20
Gains on financial instruments at fair value through profit or loss		₩ 0	0	8
Outstanding balances for related party transactions [abstract]
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2023.
KB No.19 Special Purpose Acquisition Company
Related party transactions [abstract]
Interest expense		₩ 0	5	9
Gains on financial instruments at fair value through profit or loss		₩ 0	0	36
Outstanding balances for related party transactions [abstract]
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2023.
KB No.20 Special Purpose Acquisition Company
Related party transactions [abstract]
Interest expense		₩ 0	22	15
Gains on financial instruments at fair value through profit or loss		₩ 0	0	68
Outstanding balances for related party transactions [abstract]
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2023.
KB No.21 Special Purpose Acquisition Company
Related party transactions [abstract]
Interest expense		₩ 68	30	0
Fee and commission income		0	263	0
Gains on financial instruments at fair value through profit or loss		28	1,469	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		2,987	2,959
Deposits		2,261	2,263
Other liabilities		38	29
KB No.22 Special Purpose Acquisition Company
Related party transactions [abstract]
Interest expense		2	1	0
Fee and commission income		0	175	0
Gains on financial instruments at fair value through profit or loss		1,013	982	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		2,985	1,972
Deposits		1,848	1,948
KB No.23 Special Purpose Acquisition Company
Related party transactions [abstract]
Interest expense		46	23	0
Gains on financial instruments at fair value through profit or loss		0	1,476	0
Losses on financial instruments at fair value through profit or loss		1,483	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss	[1]	1,489	2,971
Deposits	[1]	0	2,205
Other liabilities	[1]	₩ 0	22
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2023, therefore, the remaining outstanding balances with those entities are not disclosed.
KB No.24 Special Purpose Acquisition Company
Related party transactions [abstract]
Interest expense		₩ 7	1	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss	[1]	0	6,975
Deposits	[1]	0	9,983
Other liabilities	[1]	₩ 0	1
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2023, therefore, the remaining outstanding balances with those entities are not disclosed.
KB No.25 Special Purpose Acquisition Company
Related party transactions [abstract]
Interest expense		₩ 39	0	0
Gains on financial instruments at fair value through profit or loss		1,130	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		2,025	0
Deposits		1,586	0
Other liabilities		39	0
KB No.26 Special Purpose Acquisition Company
Related party transactions [abstract]
Interest expense		38	0	0
Gains on financial instruments at fair value through profit or loss		1,209	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		2,204	0
Deposits		1,761	0
Other liabilities		37	0
KB No.27 Special Purpose Acquisition Company
Related party transactions [abstract]
Interest expense		65	0	0
Gains on financial instruments at fair value through profit or loss		3,059	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		6,054	0
Deposits		4,497	0
Other liabilities		65	0
KB SPROTT Renewable Private Equity Fund No.1
Related party transactions [abstract]
Fee and commission income		320	345	487
KB-Stonebridge Secondary Private Equity Fund
Related party transactions [abstract]
Fee and commission income		582	706	550
Other operating income		113	0	0
COSES GT
Related party transactions [abstract]
Interest income		30	23	18
Interest expense		0	1	1
Losses on financial instruments at fair value through profit or loss		4,910	0	0
Reversal of credit losses		5	0	3
Provision for credit losses		0	3	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		0	4,930
Loans measured at amortized cost (gross amount)		1	506
Allowances for credit losses		0	4
Other assets		0	2
Deposits		1	1,213
IDTECK Co., Ltd
Related party transactions [abstract]
Insurance income		0	0	1
TeamSparta Inc.
Related party transactions [abstract]
Interest expense		212	19	0
Fee and commission income		11	0	0
Provision for credit losses		2	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		4,001	4,001
Loans measured at amortized cost (gross amount)		307	0
Allowances for credit losses		1	0
Deposits		7,672	12,502
Provisions		1	0
Other liabilities		62	6
Mantisco Co., Ltd.
Related party transactions [abstract]
Interest expense		0	1	1
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		3,000	3,000
Loans measured at amortized cost (gross amount)		13	15
Deposits		46	623
SuperNGine Co., Ltd.
Related party transactions [abstract]
Interest income		25	0	0
Interest expense		0	0	1
Fee and commission income		1	0	0
Provision for credit losses		6	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		1,996	1,996
Loans measured at amortized cost (gross amount)		603	6
Allowances for credit losses		6	0
Other assets		1	0
Deposits		69	17
Desilo Inc.
Related party transactions [abstract]
Interest income		13	9	1
Provision for credit losses		3	0	2
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		3,168	3,168
Loans measured at amortized cost (gross amount)		300	300
Allowances for credit losses		5	2
Deposits		3	1
Turing Co Ltd [Member]
Related party transactions [abstract]
Interest income		24	0	0
Interest expense		7	1	1
Provision for credit losses		14	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		3,000	3,000
Loans measured at amortized cost (gross amount)		1,901	0
Allowances for credit losses		14	0
Other assets		11	0
Deposits		1,726	2,788
Other liabilities		6	0
IGGYMOB Co Ltd [Member]
Related party transactions [abstract]
Interest expense		0	1	1
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		5,000	5,000
Loans measured at amortized cost (gross amount)		7	15
Deposits		0	254
Kukka Co., Ltd.
Related party transactions [abstract]
Interest expense		0	2	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		2,490	2,490
ZIPDOC Inc.
Related party transactions [abstract]
Interest expense		0	1	0
Reversal of credit losses		0	3	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		2,000	2,000
Deposits		181	915
Grinergy Co., Ltd.
Related party transactions [abstract]
Interest expense		1	0	0
Provision for credit losses		1	0	0
Chabot Mobility Co., Ltd.
Related party transactions [abstract]
Interest expense		0	1	0
Fee and commission expense		2,154	824	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		2,000	2,000
Deposits		164	86
Wemade Connect Co., Ltd.
Related party transactions [abstract]
Interest income		2	3	0
Interest expense		316	81	0
Reversal of credit losses		0	1	0
Provision for credit losses		9	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		12,293	12,000
Loans measured at amortized cost (gross amount)		44	52
Allowances for credit losses		6	0
Deposits		8,843	10,370
Provisions		8	2
Insurance liabilities		1	2
Other liabilities		53	28
TMAP Mobility Co., Ltd.
Related party transactions [abstract]
Interest expense		1,460	226	0
Fee and commission income		2	0	0
Fee and commission expense		998	78	0
Insurance income		209	0	0
Reversal of credit losses		9	0	0
Outstanding balances for related party transactions [abstract]
Loans measured at amortized cost (gross amount)		106	0
Allowances for credit losses		1	0
Deposits		80,016	30,000
Provisions		2	0
Other liabilities		763	76
FutureConnect Co., Ltd.
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		1,499	1,499
Gushcloud Talent Agency
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		3,688	4,165
NexThera Co., Ltd.
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		3,000	2,000
Nextrade Co., Ltd.
Related party transactions [abstract]
Interest expense		2,911	263	0
Outstanding balances for related party transactions [abstract]
Deposits		56,203	56,202
Other liabilities		3,174	263
WJ Private Equity Fund No.1
Related party transactions [abstract]
Fee and commission income		7	7	7
Outstanding balances for related party transactions [abstract]
Other assets		2	2
Deposits		103	221
UPRISE, Inc.
Related party transactions [abstract]
Interest income		0	0	5
Interest expense		0	3	1
Reversal of credit losses		0	0	1
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		5,710	5,248
Deposits		0	27
Stratio, Inc.
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		1,000	1,000
Honest Fund, Inc.
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		3,999	3,999
CellinCells Co., Ltd.
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		2,000	2,000
Loans measured at amortized cost (gross amount)		3	7
Deposits		37	37
Channel Corporation
Related party transactions [abstract]
Interest expense		67	43	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		16,906	18,099
Deposits		2,030	3,000
Other liabilities		11	21
CWhy Inc.
Related party transactions [abstract]
Insurance income		2	2	0
Bomapp Inc.
Related party transactions [abstract]
Fee and commission expense		0	0	5
Losses on financial instruments at fair value through profit or loss		0	0	1,980
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss	[1]	₩ 0	1
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2023, therefore, the remaining outstanding balances with those entities are not disclosed.
MitoImmune Therapeutics
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		₩ 7,000	7,000
KB Social Impact Investment Fund
Related party transactions [abstract]
Fee and commission income		284	286	300
Outstanding balances for related party transactions [abstract]
Other assets		260	436
KB-UTC Inno-Tech Venture Fund
Related party transactions [abstract]
Fee and commission income		431	449	471
Other operating income		3	0	0
KBSP Private Equity Fund No.4
Related party transactions [abstract]
Fee and commission income		0	211	389
KB-NAU Special Situation Corporate Restructuring Private Equity Fund
Related party transactions [abstract]
Fee and commission income		1,052	561	1,198
2020 KB Fintech Renaissance Fund
Related party transactions [abstract]
Fee and commission income		147	147	147
Outstanding balances for related party transactions [abstract]
Other assets		37	37
OKXE Inc.
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		800	800
KB Material and Parts No.1 PEF
Related party transactions [abstract]
Fee and commission income		705	353	353
Other operating income		34	0	0
FineKB Private Equity Fund No.1
Related party transactions [abstract]
Fee and commission income		378	641	540
Gains on financial instruments at fair value through profit or loss		16	0	0
Outstanding balances for related party transactions [abstract]
Other assets		13	160
Paramark KB Fund No.1
Related party transactions [abstract]
Fee and commission income		129	356	100
Outstanding balances for related party transactions [abstract]
Other liabilities		34	34
KB-Badgers Future Mobility ESG Fund No.1
Related party transactions [abstract]
Fee and commission income		1,300	905	0
KB Bio Private Equity No.3 Ltd.
Related party transactions [abstract]
Fee and commission income		0	4,035	324
K The 15th REIT Co., Ltd.
Related party transactions [abstract]
Fee and commission income		0	0	500
Insurance income		₩ 0	0	1
Outstanding balances for related party transactions [abstract]
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2023.
KB-KTB Technology Venture Fund
Related party transactions [abstract]
Fee and commission income		₩ 669	600	0
THE CHAEUL FUND NO.1
Related party transactions [abstract]
Fee and commission income		0	82	0
Bluepointpartners Inc.
Related party transactions [abstract]
Gains on financial instruments at fair value through profit or loss		0	0	846
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		1,874	2,133
KB-Solidus Global Healthcare Fund
Related party transactions [abstract]
Fee and commission income		284	350	167
Gains on financial instruments at fair value through profit or loss		8,400	0	0
Outstanding balances for related party transactions [abstract]
Other assets		284	350
SwatchOn Inc.
Related party transactions [abstract]
Interest expense		0	5	10
Fee and commission income		₩ 0	5	8
Outstanding balances for related party transactions [abstract]
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2023.
Gomi corporation Inc.
Related party transactions [abstract]
Interest income		₩ 88	61	19
Interest expense		0	2	1
Fee and commission income		1	1	0
Insurance income		1	0	0
Provision for credit losses		49	3	13
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		4,000	4,000
Loans measured at amortized cost (gross amount)		2,155	2,234
Allowances for credit losses		62	17
Other assets		5	5
Deposits		78	915
Provisions		3	0
Other liabilities		1	1
Go2joy Co., Ltd.
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		1,200	1,200
ClavisTherapeutics, Inc.
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		0	2,000
4N Inc.
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		0	200
Deposits		49	5
Xenohelix Co., Ltd.
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		3,100	2,100
Deposits		904	0
RAND Bio Science Co., Ltd.
Outstanding balances for related party transactions [abstract]
Loans measured at amortized cost (gross amount)		1	0
Deposits		4	3
KB Cape No.1 Private Equity Fund
Related party transactions [abstract]
Fee and commission income		217	72	144
Losses on financial instruments at fair value through profit or loss		16	0	69
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		1,935	2,017
Other assets		73	0
Keystone-Hyundai Securities No. 1 Private Equity Fund
Related party transactions [abstract]
Fee and commission income		₩ 0	0	43
Outstanding balances for related party transactions [abstract]
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2023.
KB-GeneN Medical Venture Fund No.1
Related party transactions [abstract]
Fee and commission income		₩ 89	76	0
KB-BridgePole Venture Investment Fund
Related party transactions [abstract]
Fee and commission income		135	118	0
Other operating income		638	0	0
KB-BridgePole Venture Investment Fund No.2
Related party transactions [abstract]
Fee and commission income		20	0	0
KB-Kyobo New Mobility Power Fund
Related party transactions [abstract]
Fee and commission income		79	69	0
KB Co-Investment Private Equity Fund No.1
Related party transactions [abstract]
Fee and commission income		904	483	0
Outstanding balances for related party transactions [abstract]
Other assets		255	191
KB-NP Green ESG New Technology Venture Capital Fund
Related party transactions [abstract]
Fee and commission income		1,173	435	0
KB-FT Green Growth No.1 New Technology Business Investment Association
Related party transactions [abstract]
Interest expense		14	0	0
Fee and commission income		135	0	0
Outstanding balances for related party transactions [abstract]
Deposits		700	0
Other liabilities		8	0
KB-SUSUNG 1st Investment Fund
Related party transactions [abstract]
Fee and commission income		129	0	0
Youngwon Corporation
Related party transactions [abstract]
Insurance income		₩ 1	0	0
Outstanding balances for related party transactions [abstract]
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2023.
Seokwang T&I Co., Ltd
Related party transactions [abstract]
Insurance income		₩ 1	0	0
Outstanding balances for related party transactions [abstract]
Insurance liabilities		2	0
3D Interactive Co., Ltd.
Related party transactions [abstract]
Interest expense		10	0	0
Fee and commission income		7	0	0
Provision for credit losses		2	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		2,300	0
Loans measured at amortized cost (gross amount)		42	0
Allowances for credit losses		2	0
Deposits		1,501	0
Bigwave Robotics Crop.
Related party transactions [abstract]
Interest income		(1)	0	0
Interest expense		1	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		2,750	0
Loans measured at amortized cost (gross amount)		31	0
Deposits		4	0
U-KB Credit No.1 Private Equity
Related party transactions [abstract]
Fee and commission income		228	0	0
KAELEEWALEE GLOBAL SAELAENJINSAMO INVESTMENT JE2HO LIMITED PARTNERSHIP
Related party transactions [abstract]
Interest expense		42	0	0
Outstanding balances for related party transactions [abstract]
Deposits		3,790	0
Other liabilities		42	0
Blinkers Inc.
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		999	0
XL8 INC.
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		5,148	0
Elev8-Capital Fund I
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		6,656	0
New Daegu Busan Expressway Co., Ltd
Outstanding balances for related party transactions [abstract]
Loans measured at amortized cost (gross amount)		72,742	0
Allowances for credit losses		4	0
Other assets		57	0
Deposits		146,169	0
Other liabilities		1,891	0
AIM FUTURE, Inc.
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		2,000	0
Loans measured at amortized cost (gross amount)		900	0
Allowances for credit losses		2	0
Other assets		1	0
Deposits		3,393	0
Other liabilities		48	0
Novorex Inc.
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		2,000	0
Deposits		7	0
Retirement pension
Related party transactions [abstract]
Interest expense		27	39	9
Fee and commission income		1,567	1,352	1,338
Outstanding balances for related party transactions [abstract]
Other assets		364	778
Other liabilities		606	10,141
Key management personnel
Outstanding balances for related party transactions [abstract]
Loans measured at amortized cost (gross amount)		5,490	6,299
Allowances for credit losses		5	3
Other assets		7	7
Deposits		15,902	17,618
Provisions		2	1
Insurance liabilities		2,293	2,374
Other liabilities		429	387
Spark Biopharma Inc.
Related party transactions [abstract]
Interest expense		468	272	₩ 7
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		7,450	7,450
Loans measured at amortized cost (gross amount)		17	17
Deposits		11,419	17,534
Other liabilities		90	91
Grinergy
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		6,486	2,500
Provisions		₩ 1	₩ 0
KB Pre IPO Secondary Venture Fund No. 1
Outstanding balances for related party transactions [abstract]
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2023.

[1]	Excluded from the Group’s related party as of December 31, 2023, therefore, the remaining outstanding balances with those entities are not disclosed.